Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023
Cost
Cost, Beginning Balance	$ 9,511,413		$ 9,367,638
Cost, Additions	504,320		188,775
Cost, Disposals	(12,100)		(45,000)
Cost, Write-offs	(1,129,363)
Cost, Ending Balance	8,874,270		9,511,413
Accumulated depreciation
Accumulated depreciation, Beginning Balance	7,439,956		5,744,629
Accumulated depreciation, Depreciation	1,200,562	[1]	1,695,327	[2]
Accumulated depreciation, Write-offs	(1,102,852)
Accumulated depreciation, Ending Balance	7,537,666		7,439,956
Net book value
Net book value, Ending Balance	1,336,604		2,071,457
Computer equipment [Member]
Cost
Cost, Beginning Balance	5,015,523		4,867,724
Cost, Additions	236,352		147,799
Cost, Disposals
Cost, Write-offs	(19,935)
Cost, Ending Balance	5,231,940		5,015,523
Accumulated depreciation
Accumulated depreciation, Beginning Balance	4,292,037		3,376,015
Accumulated depreciation, Depreciation	640,962	[1]	916,022	[2]
Accumulated depreciation, Write-offs	(19,935)
Accumulated depreciation, Ending Balance	4,913,064		4,292,037
Net book value
Net book value, Ending Balance	318,876		723,486
Office furniture and equipment [Member]
Cost
Cost, Beginning Balance	1,073,834		1,108,834
Cost, Additions	5,005
Cost, Disposals	(12,100)		(35,000)
Cost, Write-offs	(295,287)
Cost, Ending Balance	771,452		1,073,834
Accumulated depreciation
Accumulated depreciation, Beginning Balance	960,597		856,301
Accumulated depreciation, Depreciation	25,892	[1]	104,296	[2]
Accumulated depreciation, Write-offs	(268,776)
Accumulated depreciation, Ending Balance	717,713		960,597
Net book value
Net book value, Ending Balance	53,739		113,237
R&D equipment and tools [Member]
Cost
Cost, Beginning Balance	1,206,115		1,166,561
Cost, Additions	166,485		49,554
Cost, Disposals			(10,000)
Cost, Write-offs	(87,418)
Cost, Ending Balance	1,285,182		1,206,115
Accumulated depreciation
Accumulated depreciation, Beginning Balance	994,114		657,734
Accumulated depreciation, Depreciation	97,808	[1]	336,380	[2]
Accumulated depreciation, Write-offs	(87,418)
Accumulated depreciation, Ending Balance	1,004,504		994,114
Net book value
Net book value, Ending Balance	280,678		212,001
Stands and moulds [Member]
Cost
Cost, Beginning Balance	898,697		898,697
Cost, Additions
Cost, Disposals
Cost, Write-offs	(726,723)
Cost, Ending Balance	171,974		898,697
Accumulated depreciation
Accumulated depreciation, Beginning Balance	629,731		497,133
Accumulated depreciation, Depreciation	265,897	[1]	132,598	[2]
Accumulated depreciation, Write-offs	(726,723)
Accumulated depreciation, Ending Balance	168,905		629,731
Net book value
Net book value, Ending Balance	3,069		268,966
Leasehold improvements [Member]
Cost
Cost, Beginning Balance	1,125,039		1,133,617
Cost, Additions			(8,578)
Cost, Disposals
Cost, Write-offs
Cost, Ending Balance	1,125,039		1,125,039
Accumulated depreciation
Accumulated depreciation, Beginning Balance	416,400		259,710
Accumulated depreciation, Depreciation	134,871	[1]	156,690	[2]
Accumulated depreciation, Write-offs
Accumulated depreciation, Ending Balance	551,271		416,400
Net book value
Net book value, Ending Balance	573,768		708,639
Vehicles [Member]
Cost
Cost, Beginning Balance	192,205		192,205
Cost, Additions	96,478
Cost, Disposals
Cost, Write-offs
Cost, Ending Balance	288,683		192,205
Accumulated depreciation
Accumulated depreciation, Beginning Balance	147,077		97,736
Accumulated depreciation, Depreciation	35,132	[1]	49,341	[2]
Accumulated depreciation, Write-offs
Accumulated depreciation, Ending Balance	182,209		147,077
Net book value
Net book value, Ending Balance	$ 106,474		$ 45,128

[1]	Depreciation of $340,545 related to property and equipment is capitalized in development costs as they are used in development projects that are eligible for capitalization.
[2]	Depreciation of $420,730 related to property and equipment is capitalized in development costs as they are used in development projects that are eligible for capitalization.